Debt and Capital Structure	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Debt and Capital Structure

22. DEBT AND CAPITAL STRUCTURE
For the year ended December 31, 2025, the annualized weighted average interest rate on outstanding debt, including the Company’s proportionate share of short-term borrowings, was 4.5 percent (2024 – 4.5 percent).
A) Short-Term Borrowings

As at December 31,	Notes	2025	2024
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	—	173
Total Debt Principal		—	173
i) Uncommitted Demand Facilities
As at December 31, 2025, the Company had uncommitted demand facilities of $1.5 billion (December 31, 2024 – $1.7 billion) in place, of which $1.4 billion may be drawn for general purposes, or the full amount may be available to issue letters of credit. As at December 31, 2025, there were outstanding letters of credit aggregating to $341 million (December 31, 2024 – $355 million) and no direct borrowings (December 31, 2024 – $nil).
ii) WRB Uncommitted Demand Facilities
On September 30, 2025, Cenovus completed the divestiture of its entire 50 percent interest in WRB, which included the Company’s proportionate share of the WRB uncommitted demand facilities outstanding of US$225 million (C$313 million) (see Note 8). Cenovus’s proportionate share of the WRB uncommitted demand facilities outstanding as at December 31, 2024, was US$120 million (C$173 million).
B) Long-Term Debt

As at December 31,	Notes	2025	2024
Committed Credit Facility	i	—	—
Term Loan Facility	ii	2,700	—
U.S. Dollar Denominated Senior Unsecured Notes	iii	5,887	5,470
Canadian Dollar Senior Unsecured Notes	iii	2,450	2,000
Total Debt Principal		11,037	7,470
Debt Premiums (Discounts), Net, and Transaction Costs		(5)	64
Long-Term Debt		11,032	7,534
Less: Current Portion		—	192
Long-Term Portion		11,032	7,342
i) Committed Credit Facility
On September 19, 2025, Cenovus renewed its existing committed credit facility to extend the maturity dates by more than one year. As at December 31, 2025, the committed credit facility consists of a $3.3 billion tranche maturing on September 19, 2029, and a $2.2 billion tranche maturing on September 19, 2028. As at December 31, 2025, no amount was drawn on the credit facility (December 31, 2024 – $nil).
The committed credit facility may include Canadian Overnight Repo Rate Average (“CORRA”) loans, Secured Overnight Financing Rate (“SOFR”) loans, prime rate loans and U.S. Base Rate (“USBR”) loans.
ii) Term Loan Facility
Cenovus obtained a $2.7 billion term loan facility maturing on February 28, 2029, to fund a portion of the cash consideration for the MEG Acquisition (see Note 4). The term loan facility is unsecured and bears interest at the CORRA, SOFR, prime lending rate or USBR, as selected by the Company, plus the applicable pricing margins, which vary based on the Company’s credit rating.
iii) U.S. Dollar Denominated and Canadian Dollar Denominated Senior Unsecured Notes
Upon maturity on July 15, 2025, the Company repaid its 5.38 percent senior unsecured notes with a principal of US$133 million, in full.
Upon closing of the MEG Acquisition, the Company assumed MEG’s U.S. dollar senior unsecured notes with a fair value of $843 million (notional value – US$600 million) (see Note 4). The notes were subsequently redeemed on December 1, 2025, in full.
On November 20, 2025, the Company closed public offerings in Canada and the U.S. of senior unsecured notes of $2.6 billion, composed of $650 million 4.25 percent notes due in 2033, $550 million 4.60 percent notes due in 2035, US$500 million 4.65 percent notes due in 2031 and US$500 million 5.40 percent notes due in 2036.
On December 1, 2025, the Company redeemed its 4.25 percent senior unsecured notes with a principal of US$373 million, in full. On December 22, 2025, the Company redeemed its 3.60 percent senior unsecured notes with a principal of $750 million, in full. For the year ended December 31, 2025, a premium on redemption, net of amortization costs, of $9 million was recorded in finance costs.
The principal amounts of the Company’s outstanding senior unsecured notes are:

	2025		2024
As at December 31,	US$ Principal	C$ Principal and Equivalent	US$ Principal	C$ Principal and Equivalent
U.S. Dollar Denominated Senior Unsecured Notes
5.38% due July 15, 2025	—	—	133	192
4.25% due April 15, 2027	—	—	373	537
4.40% due April 15, 2029	183	250	183	262
4.65% due March 20, 2031	500	685	—	—
2.65% due January 15, 2032	500	685	500	720
5.40% due March 20, 2036	500	685	—	—
5.25% due June 15, 2037	333	457	333	479
6.80% due September 15, 2037	191	262	191	275
6.75% due November 15, 2039	652	894	652	938
4.45% due September 15, 2042	91	125	91	131
5.20% due September 15, 2043	27	37	27	39
5.40% due June 15, 2047	569	779	569	818
3.75% due February 15, 2052	750	1,028	750	1,079
	4,296	5,887	3,802	5,470
Canadian Dollar Senior Unsecured Notes
3.60% due March 10, 2027		—		750
3.50% due February 7, 2028		1,250		1,250
4.25% due March 20, 2033		650		—
4.60% due November 20, 2035		550		—
		2,450		2,000
Total Senior Unsecured Notes		8,337		7,470
As at December 31, 2025, the Company was in compliance with all of the terms of its debt agreements. Under the terms of Cenovus’s committed credit facility and term loan facility, the Company is required to maintain a total debt to capitalization ratio, as defined in the agreements, not to exceed 65 percent. The Company is below this limit.
C) Mandatory Debt Payments

	U.S. Dollar Senior Unsecured Notes		Canadian Dollar Senior Unsecured Notes	Term Loan Facility	Total
As at December 31, 2025	US$ Principal	C$ Principal Equivalent	C$ Principal	C$ Principal	C$ Principal and Equivalent
2026	—	—	—	—	—
2027	—	—	—	—	—
2028	—	—	1,250	—	1,250
2029	183	250	—	2,700	2,950
2030	—	—	—	—	—
Thereafter	4,113	5,637	1,200	—	6,837
	4,296	5,887	2,450	2,700	11,037
D) Capital Structure
Cenovus’s capital structure consists of shareholders’ equity and Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents, and short-term investments. Net Debt is used in managing the Company’s capital structure. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions, while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, steward working capital, draw down on its credit facilities or repay existing debt, adjust dividends paid to shareholders, purchase the Company’s common shares or preferred shares for cancellation, issue new debt, or issue new shares.
Cenovus monitors its capital structure and financing requirements using, among other things, Total Debt, Net Debt to adjusted earnings before interest, taxes and DD&A (“Adjusted EBITDA”), Net Debt to Adjusted Funds Flow and Net Debt to Capitalization. These measures are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.
Cenovus targets a Net Debt to Adjusted EBITDA ratio and a Net Debt to Adjusted Funds Flow ratio of approximately 1.0 times and Net Debt at or below $4.0 billion over the long-term at a WTI price of US$45.00 per barrel. These measures may fluctuate periodically outside this range due to factors such as persistently high or low commodity prices or the strengthening or weakening of the Canadian dollar relative to the U.S. dollar.
On November 28, 2025, Cenovus filed a base shelf prospectus that allows the Company to offer, from time to time, debt securities, common shares, preferred shares, subscription receipts, warrants, share purchase contracts and units in Canada, the U.S. and elsewhere as permitted by law. The base shelf prospectus will expire in December 2028. Offerings under the base shelf prospectus are subject to market conditions on terms set forth in one or more prospectus supplements.
To provide the Company with additional flexibility in managing liquidity and optimizing working capital, Cenovus leverages uncommitted receivables purchase agreements (the “Receivables Purchase Agreements”) with financial institutions, which may be used from time to time as part of the Company's working capital management strategy. The Receivables Purchase Agreements, when utilized, provide the Company with the ability, at its discretion, to sell interests in certain trade and accrued receivables. Transactions under the Receivables Purchase Agreements are structured such that the Company retains ongoing involvement with the receivables, including servicing activities, and continues to reflect the related receivables on its consolidated balance sheets. As at December 31, 2025, there were no transactions executed under the Receivables Purchase Agreements.
Net Debt to Adjusted EBITDA

As at December 31,	2025	2024
Short-Term Borrowings	—	173
Current Portion of Long-Term Debt	—	192
Long-Term Portion of Long-Term Debt	11,032	7,342
Total Debt	11,032	7,707
Less: Cash and Cash Equivalents	(2,740)	(3,093)
Net Debt	8,292	4,614

Net Earnings (Loss)	3,930	3,142
Add (Deduct):
Finance Costs, Net	569	514
Income Tax Expense (Recovery)	547	929
Depreciation, Depletion and Amortization	5,192	4,871
Exploration and Evaluation Asset Write-downs	25	37
(Income) Loss From Equity-Accounted Affiliates	(53)	(66)
Unrealized (Gain) Loss on Risk Management	(15)	12
Foreign Exchange (Gain) Loss, Net	(361)	462
(Gain) Loss on Divestiture of Assets	(87)	(119)
Re-measurement of Contingent Payments	—	30
Other (Income) Loss, Net	(115)	(55)
Adjusted EBITDA (1)	9,632	9,757

Net Debt to Adjusted EBITDA (times)	0.9	0.5
(1)Calculated on a trailing twelve-month basis.
Net Debt to Adjusted Funds Flow

As at December 31,	2025	2024
Net Debt	8,292	4,614

Cash From (Used in) Operating Activities	8,228	9,235
(Add) Deduct:
Settlement of Decommissioning Liabilities	(280)	(234)
Net Change in Non-Cash Working Capital	(363)	1,305
Adjusted Funds Flow (1)	8,871	8,164

Net Debt to Adjusted Funds Flow (times)	0.9	0.6
(1)Calculated on a trailing twelve-month basis.
Net Debt to Capitalization

As at December 31,	2025	2024
Net Debt	8,292	4,614
Shareholders’ Equity	31,622	29,754
Capitalization	39,914	34,368

Net Debt to Capitalization (percent)	21	13